SCHEDULE 1 - COMPANY STATEMENT OF CHANGES IN EQUITY (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Statement [Line Items]
Beginning balance, Equity	[1]	$ (314.4)	[2]	$ 328.7		$ 1,341.6
Shares repurchased and canceled through buyback program						(10.0)
Exercise of share options						(0.1)
Share-based payment expense		29.1		27.8		13.2
Other reclassifications related to share-based payment						(0.5)
Total transactions with owners		29.1		4.6		4.5
Income/(loss) for the year		126.8		(1,644.2)	[3]	(1,988.2)	[3]
Ending balance, Equity		(89.8)		(314.4)	[1],[2]	328.7	[1]
Stated capital
Statement [Line Items]
Beginning balance, Equity	[1]	5,403.1		5,394.8		5,312.0
Shares repurchased and canceled through buyback program						(10.0)
Exercise of share options		16.6		8.3		92.8
Total transactions with owners		16.6		8.3		82.8
Ending balance, Equity		5,419.7		5,403.1	[1]	5,394.8	[1]
Accumulated losses
Statement [Line Items]
Beginning balance, Equity	[1]	(6,944.0)		(5,312.0)		(3,336.3)
Other reclassifications related to share-based payment						0.9
Total transactions with owners						0.9
Income/(loss) for the year		143.6		(1,632.0)		(1,976.6)
Ending balance, Equity		(6,800.4)		(6,944.0)	[1]	(5,312.0)	[1]
Other reserves
Statement [Line Items]
Beginning balance, Equity	[1]	1,067.7		8.4		(861.3)
Exercise of share options		(16.6)		(8.3)		(92.9)
Share-based payment expense		29.1		27.8		13.2
Other reclassifications related to share-based payment						(1.4)
Total transactions with owners		12.5		19.5		(81.1)
Ending balance, Equity		1,129.4		1,067.7	[1]	8.4	[1]
Parent Company
Statement [Line Items]
Beginning balance, Equity		3,682.0		4,970.5		4,855.9
Shares repurchased and canceled through buyback program						(10.0)
Share-based payment expense		28.0		20.1		13.2
Other reclassifications related to share-based payment						(0.5)
Total transactions with owners		28.0		20.1		2.7
Income/(loss) for the year		(784.8)		(1,308.6)		112.0
Ending balance, Equity		2,925.3		3,682.0		4,970.5
Parent Company | Stated capital
Statement [Line Items]
Beginning balance, Equity		5,403.1		5,394.8		5,312.0
Shares repurchased and canceled through buyback program						(10.0)
Exercise of share options		16.6		8.3		92.9
Total transactions with owners		16.6		8.3		82.9
Ending balance, Equity		5,419.7		5,403.1		5,394.8
Parent Company | Accumulated losses
Statement [Line Items]
Beginning balance, Equity		(1,926.1)		(617.5)		(730.4)
Other reclassifications related to share-based payment						0.9
Reclassification		5.2
Total transactions with owners		5.2				0.9
Income/(loss) for the year		(784.8)		(1,308.6)		112.0
Ending balance, Equity		(2,705.7)		(1,926.1)		(617.5)
Parent Company | Other reserves
Statement [Line Items]
Beginning balance, Equity		205.0		193.2		274.3
Exercise of share options		(16.6)		(8.3)		(92.9)
Share-based payment expense		28.0		20.1		13.2
Other reclassifications related to share-based payment						(1.4)
Reclassification		(5.2)
Total transactions with owners		6.2		11.8		(81.1)
Ending balance, Equity		$ 211.3		$ 205.0		$ 193.2

[1]	Revised for a correction to Property, plant and equipment (see note 34)
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)
[3]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information